Debt	3 Months Ended
Mar. 31, 2013
Debt
Debt

Note 7

Debt

Long-Term Debt

The company had long-term debt and lease obligations of $14,623 million outstanding as of March 31, 2013, including $22 million of current maturities.  The weighted-average effective interest rate, excluding the effect of any related interest rate swaps, was 2.37%.

Short-Term Borrowings

During the first quarter of 2013, the company issued and redeemed commercial paper, of which $400 million was outstanding as of March 31, 2013, with a weighted-average interest rate of 0.3% for the three months ended March 31, 2013.  There were no borrowings outstanding under the company’s credit facility as of March 31, 2013.